SUPPLEMENTAL CASH FLOW DISCLOSURE - Schedule of Depreciation and Amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Depreciation – property, plant and equipment	$ 10,820,442	$ 5,038,092
Depreciation – right-of-use assets	8,037,341	3,454,353
Amortization – intangible assets	7,216,789	3,000,028
Depreciation and amortization	$ 26,074,572	$ 11,492,473